As filed with the Securities and Exchange Commission on November 8, 2007
                                     Investment Company Act File number 811-8654




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                       FLORIDA DAILY MUNICIPAL INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   August 31

Date of reporting period:  August 31, 2007

ITEM 1: REPORT TO STOCKHOLDERS


--------------------------------------------------------------------------------
FLORIDA                                   600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY MUNICIPAL                                                   (212) 830-5200
INCOME FUND

================================================================================



Dear Shareholder:

We are pleased to present the annual report of Florida Daily Municipal Income Fund (the "Fund") for the year ended August 31, 2007.

The Fund had net assets of $75,551,060 as of August 31, 2007.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,

/s/ Steven W Duff




Steven W. Duff
President









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
--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
EXPENSE CHART
FOR SIX MONTHS ENDED AUGUST 31,2007
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2007 through August 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------------------------------------------
                                         Beginning Account              Ending Account        Expenses Paid            Annualized
Class A                                    Value 03/01/07               Value 08/31/07       During the period *     Expense Ratio
------------------------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                   $1,013.90                  $5.08                 1.00%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000.00                   $1,020.16                  $5.09                 1.00%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                           Beginning Account             Ending Account        Expenses Paid            Annualized
Class B                                     Value 03/01/07                Value 08/31/07       During the period *     Expense Ratio
------------------------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                   $1,015.30                  $3.73                 0.74%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000.00                   $1,021.53                  $3.75                 0.74%
------------------------------------------------------------------------------------------------------------------------------------




* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (March 1, 2007 through August 31, 2007), multiplied by 184/365 (to reflect the six month period).

--------------------------------------------------------------------------------



================================================================================

                                                                                                                      Ratings (a)
                                                                                                                     ---------------
      Face                                                                       Maturity  Current       Value              Standard
     Amount                                                                        Date    Coupon (b)   (Note 1)    Moody's & Poor's
     ------                                                                        ----    ---------    --------    -------  -------
Put Bond (c) (3.47%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,620,000 Orange County,FL IDA (Orlando-Hawaiian Motel Co.)-Series 1985
             LOC US Bank,  N.A.                                                  10/01/07    4.15%    $  2,620,000      P-1     A-1+
------------                                                                                         ------------
   2,620,000 Total Put Bond                                                                             2,620,000
------------                                                                                         ------------

Tax Exempt Commercial Paper (20.91%)
-----------------------------------------------------------------------------------------------------------------------------------=
$  2,000,000 Hillsborough County,FL Aviation Authority Airport Facilities-SeriesB
             LOC Landesbank Baden Wurtemburg                                     10/04/07     3.75%   $  2,000,000      P-1     A-1+
   3,100,000 Hillsborough County, FL Capital Improvement Program
             LOC State Street Bank & Trust Company                               09/20/07     3.70       3,100,000      P-1     A-1+
   3,000,000 Jacksonville, FL Electric Authority (Electric System)-Series 2000A  12/13/07     3.66       3,000,000     VMIG-1   A-1+
   2,000,000 Jacksonville, FL HEFA HRB
             (Baptist Medical Center Project) - Series 2003B
             LOC Bank of America, N.A.                                           09/07/07     3.70       2,000,000      P-1     A-1+
   2,700,000 Palm Beach County, FL Health Facilities Authority
             (Pooled Hospital Loan Program) - Series 1985
             LOC SunTrust Bank                                                   10/18/07     3.72       2,700,000     VMIG-1   A-1+
   1,500,000 Palm Beach County, FL School District
             LOC Bank of America, N.A.                                           03/13/08     3.65       1,500,000     VMIG-1   A-1+
   1,500,000 Sunshine State Service Florida Government Finance
             Committee - Series F                                                11/14/07     3.70       1,500,000      P-1     A-1+
------------                                                                                           -----------
  15,800,000 Total Tax Exempt Commercial Paper                                                          15,800,000
------------                                                                                           -----------

Tax Exempt General Obligation Notes & Bonds (2.65%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000 Neshaminy, PA School District TRAN (d)                              06/30/08     3.90%     $ 2,003,972
------------                                                                                            -----------
   2,000,000 Total Tax Exempt General Obligation Notes & Bonds                                            2,003,972
------------                                                                                            -----------

Variable Rate Demand Instruments (e) (77.61%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,210,000 Alachua County, FL HFA RB Continuing Care Retirement Community
            (Oak Hammock at the University of Florida Project) - Series 2002A
            LOC BNP Paribas                                                      10/01/32     3.98%     $ 3,210,000    VMIG-1
  2,200,000 Alachua County, FL HFA Multifamily RB
            (Santa Fe I Apartments Project)
            LOC Citibank, N.A.                                                   12/15/38     4.05        2,200,000             A-1+
  1,900,000 Branch Banking & Trust Municipal Floater Certificates - Series 1002
            LOC Branch Banking & Trust Company                                   11/06/23     4.13        1,900,000    VMIG-1

--------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31,2007
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                     ---------------
       Face                                                                      Maturity  Current        Value             Standard
     Amount                                                                        Date    Coupon (b)    (Note 1)   Moody's & Poor's
     ------                                                                        ----    ---------     --------   -------  -------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,800,000 Broward County, FL HFA Multifamily Housing RB
            (Palms of Deerfield Beach)
            LOC Citibank, N.A.                                                   08/15/38     4.05%    $  2,800,000             A-1+
    700,000 City of Pulaski and Giles County, TN IDRB
            (Martin Methodist College Project) - Series 2004
            LOC Amsouth Bank                                                     01/01/24     4.00          700,000   VMIG-1
  1,300,000 Duval County, Florida HFA
            (Sunbeam Road Apartments Project) - Series 1997
            LOC US Bank, N.A.                                                    07/01/25     3.97        1,300,000             A-1+
  1,900,000 Florida Captial Trust Agency Air Cargo RB (Aero Miami FX Project)
            LOC JPMorgan Chase Bank, N.A.                                        08/01/34     4.01        1,900,000             A-1+
  1,200,000 Florida Development Finance Corporation IDRB
            (Enterprise Bond Press Project) - Series B
            LOC Branch Banking & Trust Company                                   07/01/17     4.05        1,200,000     P-1     A-1+
    900,000 Florida Housing Finance Corporation Housing RB
            (Heron Park Project) - Series 1996U
            Guaranteed by Federal National Mortgage Association                  12/01/29     3.95          900,000   VMIG-1
  3,500,000 Florida Housing Finance Corporation MHRB
            (Island Club Apartments Project) - Series A
             Guaranteed by Federal Home Loan Mortgage Corp.                      07/01/31     3.94        3,500,000             A-1+
    900,000 Florida Housing Finance Corporation Housing RB
            (Timberline Apartments) - Series 1999P
            Collateralized by Federal National Mortgage Association              10/15/32     4.10          900,000             A-1+
  1,000,000 Fulton County, KY Industrial Building RB
            (The Burke-Parsons-Bowlby Corporation Project) - Series 2006
             LOC Branch Banking & Trust Company                                  07/01/26     4.08        1,000,000     P-1     A-1+
  2,000,000 Gainesville, FL Combined Utility Enterprise
            Utilities System RB - 2007 - Series A                                10/01/36     3.95        2,000,000    VMIG-1   A-1+
     60,000 Gulf Breeze, FL Local Government Finance Authority RB - Series 1985C
            Insured by FGIC                                                      12/01/15     3.97           60,000    VMIG-1   A-1+
  2,000,000 Illinois Finance Authority
            (Pollman North America, Inc. Project) - Series 2005D
            LOC Fifth Third Bank                                                 12/01/25     4.08        2,000,000     P-1     A-1+
  3,200,000 Jacksonville, FL Economic Development Commission Special Facilities
            Airport RB (Holland Sheltair Aviation Group Project) - Series 2005-B1
            LOC Mellon Bank N.A.                                                 05/01/35     4.05        3,200,000             A-1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                     ---------------
       Face                                                                      Maturity  Current      Value               Standard
     Amount                                                                        Date    Coupon (b)  (Note 1)     Moody's & Poor's
     ------                                                                        ----    ---------   --------     -------  -------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000 Jacksonville, FL JEA Electronic System Subordinated RB
            (Financing for a New Generation Project) - Series 2001B              10/01/30     3.96%    $  1,000,000    VMIG-1   A-1
  2,000,000 Lehman Municipal Trust Receipts relating to Florida Housing
            Finance Corporation Homeowner Mortgage RB 2007 Series 3
            LOC Government National Mortgage Association/Federal National
            Mortgage Association/Federal Home Loan Mortgage Corp.                01/01/48     4.33        2,000,000    VMIG-
  1,025,000 Marion County, FL IDA
            (Hamilton Products, Inc. Project) - Series 1995
            LOC Comerica Bank                                                    11/01/15     4.11        1,025,000     P-1     A-1
    800,000 Marion County, FL IDA RB
            (Capris Furniture Industries Project) - Series 2005
            LOC SunTrust Bank                                                    02/01/25     4.17          800,000     P-1     A-1+
  2,000,000 Miami-Dade County, FL IDA IDRB
            (Airbus Service Company, Inc. Project) - Series 1998A
            LOC Calyon                                                           04/01/30     4.07        2,000,000             A-1+
  2,000,000 Miami-Dade County, FL IDA
            (Avborne Heavy Maintenance, Inc.) - Series 1998
            LOC JPMorgan Chase Bank, N.A.                                        08/01/18     4.03        2,000,000             A-1+
  1,000,000 Nevada Housing Division MHRB
            (Southwest Village Apartments) - Series 2005
            Guaranteed by Federal National Mortgage Association                  10/15/38     4.00        1,000,000             A-1+
  1,000,000 Ocean Highway and Port Authority, FL RB
            (Port, Airport, Marina Improvement) - Series 1990A
            LOC Wachovia Bank, N.A.                                              12/01/20     4.10        1,000,000    VMIG-1   A-1+
 1,400,000  Ocean Highway and Port Authority, FL RB
            (Port, Airport, Marina Improvement) - Series 1990C
            LOC Wachovia Bank, N.A.                                              12/01/20     4.10        1,400,000    VMIG-1   A-1+
  4,500,000 Palm Beach County, FL RB (Raymond F. Kravis Center for
            Performing Arts Inc Project) - Series 2002
            LOC Northern Trust Company                                           07/01/32     3.95        4,500,000    VMIG-1
  1,960,000 PUTTERS - Series 1086 (Miami-Dade County, FL Storm Water
            Utility RB - Series 2004)
            Insured by MBIA Insurance Corp.                                      04/01/13     4.03        1,960,000    VMIG-1

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31,2007

================================================================================

                                                                                                                     ---------------
       Face                                                                      Maturity  Current       Value              Standard
     Amount                                                                        Date    Coupon (b)   (Note 1)    Moody's & Poor's
     ------                                                                        ----    ---------    --------    -------  -------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000 Sarasota County, FL Continuing Care Retirement Community
             Revenue Refunding RB (Glenridge on Palmer Ranch Project)
             LOC Bank of Scotland                                                06/01/36     3.98%    $  2,000,000   VMIG-1
   2,100,000 Societe Generale Municipal Trust Receipts
             Miami-Dade County, FL Aviation RB - Series 2000B
             (Miami International Airport)
             Insured by FGIC                                                     10/01/29     4.00        2,100,000             A-1+
   1,700,000 St. Lucie County, FL IDRB
             (Freedom Plastics, Inc. - Florida Project) - Series 2000
             LOC LaSalle Bank, N.A.                                              11/01/20     4.02        1,700,000             A-1
   2,200,000 Tallahassee, FL IDRB
             (Rose Printing Company, Inc. Project) - Series 2000A
             LOC Branch Bank & Trust Company                                     10/01/15     4.08         2,200,000  VMIG-1
   2,680,000 Tampa, FL Student Housing RB (CHF-Tampa, LLC Project)
             - Series 2005A
             LOC Royal Bank of Canada                                            10/01/37     3.98         2,680,000  VMIG-1    A-1+
     500,000 TOCs Trust - Series 2000-1 (Puerto Rico Infrastructure Financing
             Authority Special Obligation Bonds, 2000 - Series A)
             Collateralized by The State and Local Government Series Securities  04/01/27     3.96           500,000            A-1+
-----------                                                                                            -------------
 58,635,000 Total Variable Rate Demand Instruments                                                       58,635,000
-----------                                                                                            ------------

            Total Investments (104.64%) (Cost $79,058,972+)                                              79,058,972
            Liabilities in excess of cash and other assets (-4.64%)                                     (3,507,912)
                                                                                                       ------------
            Net Assets (100%)                                                                          $ 75,551,060
                                                                                                       ============
        +       Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------



================================================================================
FOOTNOTES:

(a) Variable rate demand instruments are not assigned their own ratings; the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days' notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
FGIC    =       Financial Guaranty Insurance Company            IDRB    =       Industrial Development Revenue Bond
HEFA    =       Health and Education Facilities Authority       LOC     =       Letter of Credit
HFA     =       Housing Finance Agency                          MHRB    =       Multi-Family Housing Revenue Bond
HRB     =       Hospital Revenue Bond                           RB      =       Revenue Bond
IDA     =       Industrial Development Authority                TOCs    =       Tender Option Certificates
                                                                TRAN    =       Tax and Revenue Anticipation Note


BREAKDOWN OF PORTFOLIO BY STATE:

--------------------------------------------------------------------------------
States                  Value             % of Portfolio
--------------------------------------------------------------------------------
Florida           $    69,955,000               88.49%
Illinois                2,000,000                2.53
Kentucky                1,000,000                1.26
Nevada                  1,000,000                1.26
Pennsylvania            2,003,972                2.54
Puerto Rico               500,000                0.63
Tennessee                 700,000                0.89
Other Territories       1,900,000                2.40
--------------------------------------------------------------------------------
Total             $    79,058,972              100.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31,2007

================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).........................                  $       79,058,972
  Accrued interest receivable...................................................                             363,118
  Prepaid Expenses..............................................................                               4,514
  Other receivables.............................................................                               1,815
                                                                                                  ------------------
        Total assets............................................................                          79,428,419
                                                                                                  ------------------

LIABILITIES

  Payable to affiliates*........................................................                              33,874
  Due to custodian..............................................................                           3,678,573
  Accrued expenses..............................................................                              87,634
  Dividends payable.............................................................                              77,278
                                                                                                  ------------------
        Total liabilities.......................................................                           3,877,359
                                                                                                  ------------------
  Net assets....................................................................                  $       75,551,060
                                                                                                  ==================
SOURCE OF NET ASSETS:
  Net capital paid in onshares of beneficial interest(Note 4)...................                  $       75,551,060
                                                                                                  ------------------
  Net assets....................................................................                  $       75,551,060
                                                                                                  ==================

Net asset value, per share (Note 4):

 Class Name                                            Net Assets                 Shares Outstanding                Net Asset Value
-----------                                            -----------                ------------------                ---------------
 Class A Shares...............................         $38,711,751                   38,711,751                          $1.00
 Class B Shares...............................         $36,839,309                   36,839,309                          $1.00


* Includes  fees  payable to Reich & Tang Asset  Management,  LLC,  Reich & Tang

Distributors, Inc. and Reich & Tang Services, Inc.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2007

================================================================================

INVESTMENT INCOME
Income:
  Interest......................................................................                 $       2,940,156
                                                                                                 -----------------
Expenses: (Note 2)
  Investment management fee.....................................................                           320,540
  Administration fee............................................................                           168,283
  Shareholder servicing fee (Class A shares)....................................                           116,748
  Custodian expenses............................................................                             8,340
  Shareholder servicing and related shareholder expenses+.......................                            71,211
  Legal, compliance and filing fees.............................................                            53,236
  Audit and accounting..........................................................                            97,492
  Trustees' fees and expenses...................................................                            10,497
  Miscellaneous.................................................................                             6,305
                                                                                                 -----------------
  Total expenses................................................................                           852,652
  Less: Fees waived.............................................................                          (135,790)
                Expenses paid indirectly........................................                            (3,398)
                                                                                                 -----------------
  Net expenses..................................................................                           713,464
                                                                                                 -----------------
  Net investment income.........................................................                         2,226,692
REALIZED GAIN (LOSS) ON INVESTMENTS.............................................
  Net realized gain on investments..............................................                               -0-
                                                                                                 -----------------
 Increase in net assets from operations.........................................                 $       2,226,692
                                                                                                 =================


+ Includes class specific transfer agency expenses of $30,067 and $16,638 for Class A and Class B shares, respectively.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED AUGUST 31, 2007 and 2006

================================================================================

                                                                                              2007                    2006
                                                                                              ----                    ----
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.........................................................   $      2,226,692        $     2,830,122
  Net realized gain (loss) on investments.......................................                -0-                    -0-
                                                                                   ----------------         ---------------

Increase in net assets from operations..........................................          2,226,692              2,830,122
Dividends to shareholders from net investment income*:
  Class A.......................................................................        (1,245,135)             (1,610,674)
  Class B.......................................................................          (981,557)             (1,219,448)
                                                                                   ----------------         --------------
  Total dividend to shareholders................................................        (2,226,692)             (2,830,122)

Transactions in shares of beneficial interest (Note 4):
  Class A.......................................................................       (44,887,662)             10,624,325
  Class B.......................................................................       (12,710,166)              5,393,371
                                                                                   ----------------         --------------
  Total capital share transactions                                                     (57,597,828)             16,017,696
                                                                                   ----------------         --------------
  Total increase (decrease)                                                            (57,597,828)             16,017,696

Net assets:
  Beginning of year.............................................................       133,148,888             117,131,192
                                                                                   ---------------       -----------------
  End of year...................................................................   $    75,551,060       $     133,148,888
                                                                                   ===============       =================

Undistributed net investment income                                                $           -0-       $             -0-
                                                                                   ===============       =================

*       Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIALS STATEMENTS


================================================================================

1. Summary of Accounting Policies

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Fund's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a)   Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b)   Federal  Income  Taxes  -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c)   Dividends and  Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

e)   Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

f)   General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIALS STATEMENTS (CONTINUED)


================================================================================
2.  Investment  Management  Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a  Distribution  Plan  adopted  under  Securities  and    Exchange
Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement covering all classes and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended August 31, 2007 the Manager and Distributor voluntarily waived the following fees:

Administration fees                                             $        134,695
Shareholder servicing fees - Class A shares                                1,095
                                                                ----------------
Total fees waived                                                $       135,790
                                                                ================

The Manager and Distributor have no right to recoup prior fees waived.

Prior to January 1, 2007, fees were paid to Trustees who were unaffiliated with the Manager on the basis of $1,000 per annum plus $300 per meeting attended (there were five scheduled Board Meetings each year). In addition, the Audit Committee Chairman received an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves and each member of the Audit Committee received an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. The Lead Independent Director received an additional annual fee of $8,000 and the Deputy Lead Director receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, the Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional $12,000, payable quarterly and the Audit Committee Chairman each receives an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the New Jersey Daily Municipal Income Fund, Inc., the Daily Income Fund, the Daily Tax Free Income Fund, Inc., and the Short Term Income Fund, Inc.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund. Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B Shares of the Fund.

For the year ended August 31, 2007 these fees amounted to:

                                                 Amount         %
--------------                                   ------       -----
Class A shares.....................             $28,693          *
Class B Shares.....................              16,679        0.05%
                                               --------
Total Transfer Agency Fees........              $45,372
                                               ========

* Per Account

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Compensating Balance Arrangement and Other Transactions

Reich   & Tang and  the  Bank of New York  have  entered  into  a  compensating balance arrangement, effective November 1, 2006, with the Florida Daily Municipal Income Fund, which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On August 31, 2007, the cash balance was ($3,740,205).

For the year ended August 31, 2007, the breakdown of expenses paid indirectly by the Fund were as follows:

   Custodian expenses            $       3,398
                                 =============

4. Transactions in Shares of Beneficial Interest

At August 31, 2007, an unlimited  number  of     shares of  beneficial  interest
($.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:

                                              Year Ended              Year Ended
Class A shares                           August 31, 2007         August 31, 2006
--------------                          ----------------         ---------------
Sold...............................          278,181,000             343,234,538
Issued on reinvestment of dividends            1,295,234               1,566,297
Redeemed...........................         (324,363,896)          (334,176,510)
                                        -----------------        ---------------
Net increase (decrease)                      (44,887,662)             10,624,325
                                        =================        ===============

Class B shares
--------------
Sold...............................          274,123,588             217,805,473
Issued on reinvestment of dividends              383,292                 149,599
Redeemed...........................        (287,217,046)           (212,561,701)
                                        ----------------         ---------------
Net increase (decrease)............         (12,710,166)               5,393,371
                                        ================         ===============

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 88% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIALS STATEMENTS (CONTINUED>


================================================================================


6. Tax Information

The tax character   of all  distributions  paid during the years   ended August
31, 2007 and 2006 were tax exempt income.
At August 31, 2007, the Fund had no distributable earnings.

The     Fund     has     adopted     Financial     Accounting     Standards
Board("FASB")Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis,  Management has determined  that the adoption of FIN
48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

7. New Accounting Pronouncements

In September 2006, FASB issued Statement of Financial  Accounting Standards
No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


8. Financial Highlights
                                                                           Years Ended August 31,
                                                         --------------------------------------------------------------------------
Class A shares                                             2007           2006           2005              2004             2003
--------------                                             ----           ----           ----              ----             ----
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.................    $  1.00        $  1.00        $   1.00          $    1.00        $  1.00
                                                       --------       ---------      ---------          --------         -------
Income from investment operations:
        Net investment income......................       0.027          0.022           0.010              0.001          0.003
        Net realized and unrealized gain (loss)....
        on investments.............................        --             --             0.000               --             --
                                                        --------       --------       --------           --------        -------
    Total from investment operations...............       0.027          0.022           0.010              0.001          0.003
Less distributions from:
    Dividends from net investment income...........      (0.027)        (0.022)         (0.010)            (0.001)        (0.003)
    Net realized gains on investments                      --             --            (0.000)              --             --
                                                       --------       --------        --------           --------        -------
    Total Distributions                                  (0.027)        (0.022)         (0.010)            (0.001)        (0.003)
                                                       --------        --------       --------          ---------        --------
Net asset value, end of year                           $  1.00         $  1.00       $   1.00           $   1.00        $  1.00
                                                       ========        =======        ========           =========        =========
Total Return                                              2.71%           2.20%          1.02%              0.12%          0.31%

Ratios/Supplemental Data
Net assets, end of year (000's).....................   $ 38,712       $ 83,599       $  72,975          $  63,766       $ 58,994
Ratios to average net assets:
        Expenses (net of fees waived) (a)...........      1.00%           0.99%          0.99%              0.95%          0.93%
        Net investment income.......................      2.67%           2.17%          1.04%              0.12%          0.29%
        Management and/or administration fees waived      0.17%           0.16%          0.16%              0.16%          0.17%
        Shareholder servicing fees waived...........      0.00%           0.01%           --                0.01%          0.02%
        Expenses paid indirectly....................      0.00%            --            0.00%              0.00%          0.00%





(a)     Includes expenses paid indirectly if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIALS STATEMENTS (CONTINUED>


================================================================================


8. Financial Highlights (continued)

                                                                           Years Ended August 31,
Class B shares                                             2007           2006          2005              2004             2003
--------------                                             ----           ----          ----              ----             ----
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...................   $   1.00       $  1.00      $   1.00          $   1.00         $   1.00
                                                        --------      ---------       --------          --------         -------
Income from investment operations:
        Net investment income........................       0.029         0.024         0.013             0.004            0.006
        Net realized and unrealized gain (loss)
        on investments...............................        --            --           0.000              --                --
                                                        --------      ---------       --------          --------         -------
    Total from investment operations                       0.029         0.024          0.013             0.004            0.006
                                                        --------      ---------       --------          --------         -------
Less distributions from:
        Dividends from net investment income........       (0.029)      (0.024)        (0.013)           (0.004)          (0.006)
        Net realized gains on investments...........         --           --           (0.000)             --               --
                                                        --------      ---------       --------          --------         -------
Total Distributions                                        (0.029)      (0.024)        (0.013)           (0.004)          (0.006)
                                                        --------      ---------       --------          --------         -------
Net asset value, end of year........................     $  1.00      $  1.00       $   1.00          $   1.00        $    1.00
                                                         ========       =======       ========          ========         =======
Total Return........................................         2.98%        2.48%         1.31%             0.37%            0.55%
Ratios/Supplemental Data
Net assets, end of year (000's).....................     $  36,839     $ 49,550     $  44,156        $   49,080       $   57,313
Ratios to average net assets:
        Expenses (net of fees waived) (a)...........         0.74%        0.72%         0.70%             0.69%            0.69%
        Net investment income.......................         2.94%        2.44%         1.27%             0.37%            0.57%
        Management and/or administration fees waived         0.17%        0.16%         0.16%             0.16%            0.17%
        Expenses paid indirectly                             0.00%         --           0.00%             0.00%            0.00%


(a)     Includes expenses paid indirectly if applicable.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================


To the Board of Trustees and Shareholders of Florida Daily Municipal Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund (the "Fund") at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 29, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its     complete  schedule of  portfolio  holdings
with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information  regarding   the     Fund's  proxy  voting  record for the 12 month
period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On June 7, 2007, the Trustees approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Board had considered the following factors:

 1)    The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, the money market industry and the economy in general; and the payment of compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees and Fund counsel. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contract.

  2)    The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten-year periods ended March 31, 2007.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

  2)    The performance of the Fund and the Manager. (continued)

     The Performance Peer Groups were comprised of: (i) the Fund and eight other retail no-load "other states" tax-exempt money market funds, as classified by Lipper, (ii) the Fund and two other retail "other states" tax-exempt money market funds that are considered by the Manager to be competitors of the Fund with similar distribution channels, and (iii) the Fund and all other "other states" tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Trustees used the Fund's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In reviewing the Fund's performance, the Board noted that Fund has generally underperformed two of the Performance Peer Groups for all time periods, except the one-month time period, while outperforming the Manager selected peer group of Fund's with similar distribution channels. At the same time, the Board considered that the difference between the best and worst performing funds in the Performance Peer Groups for all time periods was small and that the difference in the performance of the Fund and the best performing fund in the Performance Peer Groups was in many cases even smaller. The Board also considered the Manager's explanation that its investment strategy and process was generally more conservative than many of its competitors and involved greater concentration in Florida securities than many funds in the Performance Peer Groups. The Board discussed performance with the Manager and the Manager's plans to improve performance in the future. The Board determined to continue to monitor the Fund's performance carefully.

In connection with its assessment of the overall performance of the Manager, the Trustees considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

  3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees' consideration of the level of the management fee, the Trustees considered a number of factors. The Trustees compared the level of the management fee for the Fund and the level of the combined management-administrative fees against comparative Lipper expense peer groups ("Expense Peer Groups"). The Expense Peer Groups consist of: (i) the Fund and eight other retail no-load "other states" tax-exempt money market funds, as classified by Lipper, (ii) the Fund and two other retail "other states"
tax-exempt money market funds that are considered by the Manager to be competitors of the Fund with similar distribution channels, and (iii) the Fund and all other "other states" tax-exempt money market funds in the Lipper universe (excluding outliers). The Trustees also considered comparative total fund expenses of the Fund and the Expense Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (COMTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)

apparent. The Trustees also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were generally higher, but within the range, of that of the Expense Peer Groups. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements.

The Trustees also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Trustees concluded that the level of the management fee was reasonable in light of these factors.

The Trustees also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2006. The Trustees considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees' consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Trustees determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

  5)    Other Factors.

In   addition to the above factors, the Trustees    acknowledged the importance
of the ability of the Manager's affiliate,  the distributor,  to market the Fund
through  its   distribution   networks,   including  its  customer  service  and
administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Trustees were also assisted by the advice of independent counsel in making this determination.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================




                                                   Trustees and Officers Information
                                                          August 31, 2007(1)

------------------------------------------------------------------------------------------------------------------------------------
  Name, Address(2),   Position(s)    Term of               Principal Occupation(s)               Number of        Other
      and Age         Held with      Office                      During Past                   Portfolios in   Directorships
                         Fund     and Length of                    5 Years                      Fund Complex     held by
                                      Time                                                      Overseen by      Trustee
                                    Served(3)                                                     Trustee
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees:
------------------------------------------------------------------------------------------------------------------------------------
Edward A Kuczmarski,   Trustee     Since 2006    Certified Public Accountant and Partner of    Director        Trustee of
Age 57                                           Hays and Company LLP since 1980.              /Trustee of     the Empire
                                                                                               fourteen          Builder
                                                                                               portfolios       Tax Free
                                                                                                                Bond Fund
                                                                                                                   and
                                                                                                                Director
                                                                                                                 of ISI
                                                                                                                  Funds
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dr. W. Giles Mellon,   Trustee     Since 1994    Professor Emeritus of Business                Director/Trustee    N/A
Age 76                                           Administration in the Graduate School of      of thirteen
                                                 Management, Rutgers University with which     portfolios
                                                 he has been associated with since 1966.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Robert Straniere,      Trustee     Since 1994    Owner, Straniere Law Firm since 1980, NYS     Director/Trustee Director
Esq.                                             Assemblyman from 1981 to 2004. Partner,       of thirteen      of Sparx
Age 66                                           Hantor-Davidoff law firm since May, 2006.     portfolios      Japan Funds
                                                 Partner, Gotham Global Group since June
                                                 2005. President, NYC Hot Dog Co., since
                                                 November, 2005. Partner, Gotham Strategies
                                                 since May, 2005. Counsel at Fisher & Fisher
                                                 from 1995 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dr. Yung Wong,         Trustee     Since 1994    Managing Director of Abacus Associates, an    Director/Trustee    N/A
Age 68                                           investment firm, since 1996.                  of thirteen
                                                                                               portfoliO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
TRUSTEES AND OFFICERS INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================




                                                   Trustees and Officers Information
                                                          August 31, 2007(1)
------------------------------------------------------------------------------------------------------------------------------------

 Name, Address(2),   Position(s)     Term of               Principal Occupation(s)               Number of         Other
      and Age         Held with       Office                     During Past                   Portfolios in   Directorships
                        Fund      and Length of                    5 Years                      Fund Complex      held by
                                  Time Served(3)                                                Overseen by       Trustee
                                                                                                  Trustee
------------------------------------------------------------------------------------------------------------------------------------

Interested Trustees/Officers:
------------------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,(4)    President    Since 1994    Manager and President of Reich & Tang Asset   Director/Trustee   None
Age 53               and Trustee                 Management, LLC ("RTAM, LLC"), a registered   and/or
                                                 Investment Advisor and President of the       Officer of
                                                 Mutual Funds Division of RTAM, LLC.           eighteen
                                                 Associated with RTAM, LLC since 1994.  Mr.    portfolios
                                                 Duff is also President and Director/Trustee
                                                 of eight other funds in the Reich & Tang
                                                 Fund Complex, Director of Pax World Money
                                                 Market Fund, Inc., Principal Executive
                                                 Officer of Delafield Fund, Inc. and
                                                 President and Chief Executive Officer of
                                                 Tax Exempt Proceeds Fund, Inc.  Mr. Duff
                                                 also serves as a Director of Reich & Tang
                                                 Services, Inc. and Reich & Tang
                                                 Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Richard De Sanctis,     Vice       Since 2005    Executive Vice President and Chief                 N/A            N/A
Age 50                President                  Financial Officer of RTAM LLC.  Associated
                      Treasurer   1994 to 2004   with RTAM, LLC since 1990.  Mr. De Sanctis
                         and                     is Vice President of ten other funds in the
                      Assistant                  Reich & Tang Fund Complex, Vice President
                      Secretary                  and Assistant Secretary of Cortland Trust,
                                                 Inc. and serves as Executive Vice President
                                                 and Chief Financial Officer of Reich & Tang
                                                 Services, Inc. and Reich & Tang
                                                 Distributors, Inc.  Prior to December 2004,
                                                 Mr. De Sanctis was Treasurer and Assistant
                                                 Secretary of eleven funds in the Reich &
                                                 Tang Fund Complex and Vice President,
                                                 Treasurer and Assistant Secretary of
                                                 Cortland Trust, Inc.
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


                                                     Trustees and Officers Information
                                                            August 31, 2007(1)
------------------------------------------------------------------------------------------------------------------------------------
 Name, Address(2),   Position(s)     Term of               Principal Occupation(s)               Number of         Other
      and Age         Held with       Office                     During Past                   Portfolios in   Directorships
                        Fund      and Length of                    5 Years                      Fund Complex      held by
                                  Time Served(3)                                                Overseen by       Trustee
                                                                                                  Trustee
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers:
------------------------------------------------------------------------------------------------------------------------------------
Michael Lydon,          Vice       Since 2005    Executive Vice President and Chief                 N/A            N/A
Age 44                President                  Operations Officer of RTAM, LLC.
                                                 Associated with RTAM, LLC since January
                                                 2005.  Mr. Lydon was Vice President at
                                                 Automatic Data Processing from July 2000
                                                 to December 2004.  Prior to July 2000,
                                                 Mr. Lydon was Executive Vice President
                                                 and Chief Information Officer of RTAM,
                                                 LLC.  Mr. Lydon is also Vice President of
                                                 eleven other funds in the Reich & Tang
                                                 Fund Complex.  Mr. Lydon also serves as
                                                 Executive Vice President and Chief
                                                 Operations Officer for Reich & Tang
                                                 Distributors, Inc. and Reich & Tang
                                                 Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Christine Manna,      Secretary    Since 2007    Vice President of the Manager. Ms. Manna is        N/A            N/A
Age 37                                           also Secretary of eleven other funds in the
                                                 Reich & Tang Complex. Ms. Manna has been
                                                 associated with the Manager and its
                                                 predecessors since June 1995. Ms. Manna is
                                                 also a Vice President of Reich & Tang
                                                 Services, Inc. and Reich & Tang
                                                 Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dana E. Messina,        Vice       Since 1995    Executive Vice President of RTAM, LLC.             N/A            N/A
Age 50                President                  Associated with RTAM, LLC since 1980.  Ms.
                                                 Messina is also Vice President of eight
                                                 other funds in the Reich & Tang Fund
                                                 Complex.  Ms. Messina also serves as
                                                 Executive Vice President of Reich & Tang
                                                 Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
TRUSTEES AND OFFICERS INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================






                                             Trustees and Officers Information (continued)
                                                          August 31, 2007(1)

------------------------------------------------------------------------------------------------------------------------------------
 Name, Address(2),   Position(s)     Term of                Principal Occupation(s)               Number of        Other
      and Age         Held with       Office                      During Past                   Portfolios in  Directorships
                        Fund      and Length of                     5 Years                     Fund Complex      held by
                                  Time Served(3)                                                 Overseen by      Trustee
                                                                                                   Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers: (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Anthony Pace,         Treasurer    Since 2004    Vice President of RTAM, LLC since September         N/A           N/A
Age 42                   and                     2004.  Mr. Pace was a Director of a Client
                      Assistant                  Service Group at GlobeOp Financial Services,
                      Secretary                  Inc. from May 2002 to August 2004 and
                                                 Controller/Director of Mutual Fund
                                                 Administration for Smith Barney Funds
                                                 Management LLC and Salomon Brothers Asset
                                                 Management Inc. from 1998 to May 2002.  Mr.
                                                 Pace is also Treasurer and Assistant
                                                 Secretary of eleven other funds in the Reich
                                                 & Tang Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Robert Rickard,         Vice       Since 2007    Senior Vice President of the Manager.               N/A           N/A
Age 38                President                  Associated with the Manager since December
                                                 1991. Mr. Rickard is also Vice President of
                                                 eleven other funds in the Reich & Tang Fund
                                                 Complex.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Michael Zuckerman,      Chief         2007       Consultant to RTAM, LLC since 2006.                 N/A           N/A
Age 42               Compliance                  Director and Counsel, BlackRock, Inc.
                       Officer                   November 2005 to April 2006. Associate,
                                                 Dechert LLP July 2004 to November 2005 and
                                                 April 1999 to April 2001. Deputy General
                                                 Counsel, Millennium Partners, L.P. March
                                                 2003 to July 2004. Vice President Allianz
                                                 Dresdner Asset Management, LLC April 2001 to
                                                 December 2002.
------------------------------------------------------------------------------------------------------------------------------------




(1) The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

                                                    FLORIDA
                                                    DAILY
                                                    MUNICIPAL
                                                    INCOME
                                                    FUND



------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217                            Annual Report
                                                        August 31, 2007

Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




FL8/07A

--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Trustees has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 8/31/2007                      FYE 8/31/2006
4(a)     Audit Fees                 $    29,000                        $    26,800
4(b)     Audit Related Fees         $         0                        $         0
4(c)     Tax Fees                   $     3,750                        $     3,750
4(d)     All Other Fees             $         0                        $         0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,750 and $54,560, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2007. $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2006.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund

By (Signature andTitle)*        /s/Christine Manna
                                   Christine Manna,
                                   Secretary

Date: November 8, 2007

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Steven W. Duff
                                   Steven W. Duff,
                                   President

Date: November 8, 2007

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace,
                                    Treasurer

Date: November 8, 2007

* Print the name and title of each signing officer under his or her signature.